Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 10.3%
82,846		Activision Blizzard, Inc.	$6,158,772	0.5
83,425	(1)	Alphabet, Inc. - Class A	7,979,601	0.7
74,919	(1)	Alphabet, Inc. - Class C	7,203,462	0.6
763,819		AT&T, Inc.	11,716,984	1.0
467,186		Comcast Corp. – Class A	13,702,565	1.2
192,516	(1)	Meta Platforms, Inc.	26,120,571	2.2
25,639	(1)	NetFlix, Inc.	6,036,446	0.5
63,554	(1)	T-Mobile US, Inc.	8,527,040	0.7
448,392		Verizon Communications, Inc.	17,025,444	1.4
181,359	(1)	Walt Disney Co.	17,107,595	1.5
			121,578,480	10.3

		Consumer Discretionary: 4.1%
420,391		Ford Motor Co.	4,708,379	0.4
155,118		General Motors Co.	4,977,737	0.4
46,297		Home Depot, Inc.	12,775,194	1.1
9,346		Lowe's Cos, Inc.	1,755,272	0.1
59,682		McDonald's Corp.	13,771,025	1.2
78,292		Starbucks Corp.	6,596,884	0.6
22,183		Target Corp.	3,291,735	0.3
			47,876,226	4.1

		Consumer Staples: 8.8%
193,218		Altria Group, Inc.	7,802,143	0.7
59,721		Archer-Daniels-Midland Co.	4,804,554	0.4
104,137		Coca-Cola Co.	5,833,755	0.5
34,000		Colgate-Palmolive Co.	2,388,500	0.2
16,153		Constellation Brands, Inc.	3,710,021	0.3
63,535		General Mills, Inc.	4,867,416	0.4
91,418		Keurig Dr Pepper, Inc.	3,274,593	0.3
14,604		Kimberly-Clark Corp.	1,643,534	0.1
74,500		Kraft Heinz Co.	2,484,575	0.2
147,397		Mondelez International, Inc.	8,081,778	0.7
2,973	(1)	Monster Beverage Corp.	258,532	0.0
22,860		PepsiCo, Inc.	3,732,124	0.3
165,313		Philip Morris International, Inc.	13,722,632	1.2
146,355		Procter & Gamble Co.	18,477,319	1.6
76,477		Walgreens Boots Alliance, Inc.	2,401,378	0.2
153,792		Walmart, Inc.	19,946,822	1.7
			103,429,676	8.8

		Energy: 9.0%
209,655		Chevron Corp.	30,121,134	2.5
135,850		ConocoPhillips	13,902,889	1.2
16,781		EOG Resources, Inc.	1,874,941	0.2
444,909		Exxon Mobil Corp.	38,845,005	3.3
211,842		Kinder Morgan, Inc.	3,525,051	0.3
53,096		Marathon Petroleum Corp.	5,274,026	0.4
15,183		Occidental Petroleum Corp.	932,995	0.1
11,405		Pioneer Natural Resources Co.	2,469,525	0.2
150,669		Schlumberger NV	5,409,017	0.4
41,919		Valero Energy Corp.	4,479,045	0.4
			106,833,628	9.0

		Financials: 20.5%
60,180		American Express Co.	8,118,884	0.7
81,116		American International Group, Inc.	3,851,388	0.3
1,301		Aon PLC	348,499	0.0
749,280		Bank of America Corp.	22,628,256	1.9
192,470	(1)	Berkshire Hathaway, Inc. – Class B	51,393,340	4.4
16,008		Blackrock, Inc.	8,808,882	0.7
40,593		Capital One Financial Corp.	3,741,457	0.3
72,157		Charles Schwab Corp.	5,185,924	0.4
44,334		Chubb Ltd.	8,063,468	0.7
206,505		Citigroup, Inc.	8,605,063	0.7
38,256		CME Group, Inc.	6,776,285	0.6
35,487		Goldman Sachs Group, Inc.	10,399,465	0.9
58,860		Intercontinental Exchange, Inc.	5,318,001	0.4
311,175		JPMorgan Chase & Co.	32,517,788	2.8
5,721		Marsh & McLennan Cos., Inc.	854,088	0.1
71,626		Metlife, Inc.	4,353,428	0.4
972		Moody's Corp.	236,303	0.0
133,600		Morgan Stanley	10,555,736	0.9
44,036		PNC Financial Services Group, Inc.	6,579,859	0.6
8,096		Progressive Corp.	940,836	0.1
35,552		S&P Global, Inc.	10,855,803	0.9
25,262		Travelers Cos, Inc.	3,870,138	0.3
141,803		Truist Financial Corp.	6,174,103	0.5
143,144		US Bancorp	5,771,566	0.5
404,595		Wells Fargo & Co.	16,272,811	1.4
			242,221,371	20.5

		Health Care: 22.1%
158,787		Abbott Laboratories	15,364,230	1.3
9,114		Amgen, Inc.	2,054,296	0.2
45,289		Baxter International, Inc.	2,439,266	0.2
30,289		Becton Dickinson & Co.	6,749,298	0.6
152,211	(1)	Boston Scientific Corp.	5,895,132	0.5
227,204		Bristol-Myers Squibb Co.	16,151,932	1.4
60,608	(1)	Centene Corp.	4,715,908	0.4
26,855		Cigna Corp.	7,451,457	0.6
139,843		CVS Health Corp.	13,336,827	1.1
64,364		Danaher Corp.	16,624,578	1.4
17,898		Elevance Health, Inc.	8,129,988	0.7
16,720		Eli Lilly & Co.	5,406,412	0.5
133,917		Gilead Sciences, Inc.	8,261,340	0.7
21,940		HCA Healthcare, Inc.	4,032,353	0.3
3,964		Humana, Inc.	1,923,293	0.2
16,756	(1)	Illumina, Inc.	3,196,877	0.3
3,016	(1)	Intuitive Surgical, Inc.	565,319	0.0
280,768		Johnson & Johnson	45,866,260	3.9
12,441		McKesson Corp.	4,228,323	0.4
142,590		Medtronic PLC	11,514,142	1.0
156,799		Merck & Co., Inc.	13,503,530	1.1
33,879	(1)	Moderna, Inc.	4,006,192	0.3
602,970		Pfizer, Inc.	26,385,967	2.2

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
9,443	(1)	Regeneron Pharmaceuticals, Inc.	$6,504,999	0.5
17,428		Stryker Corp.	3,529,867	0.3
36,650		Thermo Fisher Scientific, Inc.	18,588,513	1.6
8,981		UnitedHealth Group, Inc.	4,535,764	0.4
1,528	(1)	Vertex Pharmaceuticals, Inc.	442,417	0.0
			261,404,480	22.1

		Industrials: 7.3%
60,542		3M Co.	6,689,891	0.6
40,278	(1)	Boeing Co.	4,876,860	0.4
7,265		Caterpillar, Inc.	1,192,041	0.1
170,683		CSX Corp.	4,546,995	0.4
42,576		Eaton Corp. PLC	5,677,935	0.5
42,890		Emerson Electric Co.	3,140,406	0.3
25,606		FedEx Corp.	3,801,723	0.3
25,947		General Dynamics Corp.	5,505,175	0.5
110,282		General Electric Co.	6,827,559	0.6
50,760		Honeywell International, Inc.	8,475,397	0.7
3,338		Illinois Tool Works, Inc.	603,010	0.0
74,171		Johnson Controls International plc	3,650,697	0.3
20,521		L3Harris Technologies, Inc.	4,264,879	0.4
24,998		Norfolk Southern Corp.	5,240,831	0.4
13,789		Northrop Grumman Corp.	6,485,242	0.5
158,640		Raytheon Technologies Corp.	12,986,270	1.1
27,007	(1)	Uber Technologies, Inc.	715,686	0.1
8,470		United Parcel Service, Inc. - Class B	1,368,244	0.1
2,788		Waste Management, Inc.	446,665	0.0
			86,495,506	7.3

		Information Technology: 8.4%
36,530	(1)	Advanced Micro Devices, Inc.	2,314,541	0.2
44,493		Analog Devices, Inc.	6,199,655	0.5
3,653		Automatic Data Processing, Inc.	826,272	0.1
56,314	(1)	Block, Inc. - USD	3,096,707	0.3
443,565		Cisco Systems, Inc.	17,742,600	1.5
55,477		Cognizant Technology Solutions Corp.	3,186,599	0.3
65,066		Fidelity National Information Services, Inc.	4,917,038	0.4
57,084	(1)	Fiserv, Inc.	5,341,350	0.4
436,567		Intel Corp.	11,250,332	1.0
31,874		International Business Machines Corp.	3,786,950	0.3
90,464		Marvell Technology, Inc.	3,881,810	0.3
95,315		Micron Technology, Inc.	4,775,281	0.4
50,511		Oracle Corp.	3,084,707	0.3
85,467	(1)	PayPal Holdings, Inc.	7,356,145	0.6
11,258		Roper Technologies, Inc.	4,048,827	0.3
80,699	(1)	Salesforce, Inc.	11,607,744	1.0
2,093	(1)	Snowflake, Inc. - Class A	355,726	0.0
30,985		Texas Instruments, Inc.	4,795,858	0.4
11,423		VMware, Inc.	1,216,092	0.1
			99,784,234	8.4

		Materials: 2.4%
23,617		Air Products & Chemicals, Inc.	5,496,384	0.5
76,618		Dow, Inc.	3,365,829	0.3
3,095		Ecolab, Inc.	446,980	0.0
152,024		Freeport-McMoRan, Inc.	4,154,816	0.3
42,342		Linde PLC	11,414,980	1.0
84,722		Newmont Corp.	3,560,865	0.3
3,113		Southern Copper Corp.	139,587	0.0
			28,579,441	2.4

		Real Estate: 1.4%
11,533		American Tower Corp.	2,476,135	0.2
30,276		Digital Realty Trust, Inc.	3,002,774	0.3
2,384		Equinix, Inc.	1,356,114	0.1
79,498		ProLogis, Inc.	8,076,997	0.7
3,433		Public Storage, Inc.	1,005,217	0.1
			15,917,237	1.4

		Utilities: 4.4%
54,834		American Electric Power Co., Inc.	4,740,399	0.4
88,772		Dominion Energy, Inc.	6,135,033	0.5
82,136		Duke Energy Corp.	7,640,291	0.7
105,886		Exelon Corp.	3,966,489	0.3
209,451		NextEra Energy, Inc.	16,423,053	1.4
33,550		Sempra Energy	5,030,487	0.4
113,212		Southern Co.	7,698,416	0.7
			51,634,168	4.4
	Total Common Stock
	(Cost $1,117,542,613)		1,165,754,447	98.7

EXCHANGE-TRADED FUNDS: 0.1%
16,673		iShares Russell Top 200 Value ETF	962,199	0.1

	Total Exchange-Traded Funds
	(Cost $1,034,818)		962,199	0.1

	Total Long-Term Investments
	(Cost $1,118,577,431)		1,166,716,646	98.8

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreements: 0.0%
3,777	(2)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $3,778, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $3,853, due 09/30/23-09/30/29)
		(Cost $3,777)	$3,777	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
2,209,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $2,209,000)	2,209,000	0.2

	Total Short-Term Investments
	(Cost $2,212,777)	2,212,777	0.2

	Total Investments in Securities (Cost $1,120,790,208)	$1,168,929,423	99.0
	Assets in Excess of Other Liabilities	12,391,553	1.0
	Net Assets	$1,181,320,976	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,165,754,447	$–	$–	$1,165,754,447
Exchange-Traded Funds	962,199	–	–	962,199
Short-Term Investments	2,209,000	3,777	–	2,212,777
Total Investments, at fair value	$1,168,925,646	$3,777	$–	$1,168,929,423
Liabilities Table
Other Financial Instruments+
Futures	$(426,347)	$–	$–	$(426,347)
Total Liabilities	$(426,347)	$–	$–	$(426,347)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	21	12/16/22	$3,781,575	$(426,347)
			$3,781,575	$(426,347)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,126,984,942.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$150,252,313
Gross Unrealized Depreciation	(108,734,179)

Net Unrealized Appreciation	$41,518,134